GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Long-Lived Assets by Region (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 28,316	$ 24,384
Israel
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	23,014	18,814
United States
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	441	290
Other countries
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 4,861	$ 5,280